13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 12/31/2010
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2010
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 63
From 13F Information Table Value Total (USD): 100,179,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AOL, Inc.	COM	02364J104	249	10511	SH		SOLE
AT&T	COM	001957109	598	20338	SH		SOLE
Abbott Labs	COM	002824100	439	9169	SH		SOLE
American Express	COM	025816109	218	5080	SH		SOLE
Annaly Mtg Mgmt Inc	COM	035710409	549	30650	SH		SOLE
Apple Computer	COM	037833100	399	1236	SH		SOLE
Arris Group Inc	COM	04269Q100	2309	205820	SH		SOLE
Automatic Data Proc.	COM	053015103	446	9645	SH		SOLE
Berkshire Hathaway	COM	084670991	2048	17	SH		SOLE
Berkshire Hathaway B	COM	084670207	12110	151169	SH		SOLE
Bp Plc Adr	COM	055622104	2349	53185	SH		SOLE
Chevron	COM	166764100	935	10248	SH		SOLE
Chubb	COM	171232101	283	4740	SH		SOLE
Church & Dwight	COM	171340102	227	3289	SH		SOLE
Citigroup Inc	COM	172967101	48	10077	SH		SOLE
Clorox Company	COM	189054109	1280	20225	SH		SOLE
Coca-Cola	COM	191216100	3077	46785	SH		SOLE
Colgate Palmolive	COM	194162103	3727	46379	SH		SOLE
Comcast A	COM	20030N101	309	14076	SH		SOLE
Comcast Corp A	COM	20030N200	7801	374885	SH		SOLE
Conocophillips	COM	20825C104	1123	16491	SH		SOLE
Consolidated Edison	COM	209115104	211	4250	SH		SOLE
Daylight Resources F	COM	239600109	283	27300	SH		SOLE
Diageo (Guinness)	COM	25243q205	692	9313	SH		SOLE
Disney	COM	254687106	1132	30174	SH		SOLE
Emerson Electric	COM	291011104	1330	23260	SH		SOLE
Exxon Mobil	COM	302290101	3766	51501	SH		SOLE
General Electric	COM	369604103	5803	317291	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	238	400	SH		SOLE
I.B.M.	COM	459200101	315	2144	SH		SOLE
Jm Smucker Co	COM	832696405	238	3625	SH		SOLE
Johnson & Johnson	COM	478160104	2331	37695	SH		SOLE
Kraft Foods A	COM	50075N104	1994	63290	SH		SOLE
McDonalds	COM	580135101	1083	14105	SH		SOLE
Medtronic	COM	585055106	1235	33285	SH		SOLE
Merck	COM	589331107	453	12556	SH		SOLE
Mercury General Corp	COM	589400100	337	7840	SH		SOLE
Microsoft	COM	594918104	8462	303174	SH		SOLE
Monsanto Co	COM	61166W101	660	9481	SH		SOLE
National Presto Ind	COM	637215104	397	3055	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	1121	19061	SH		SOLE
Nokia  Spon Adr	COM	654902204	2659	257700	SH		SOLE
Oracle	COM	68389X105	229	7315	SH		SOLE
Paychex	COM	704326107	2718	87931	SH		SOLE
Pepsico Inc.	COM	713448108	1034	15824	SH		SOLE
Philip Morris Int'l	COM	02209S103	335	5717	SH		SOLE
Procter & Gamble	COM	742718109	4543	70616	SH		SOLE
Royal Dutch Shell A	COM	780259206	261	3907	SH		SOLE
Stryker	COM	863667101	642	11952	SH		SOLE
Sysco	COM	871829107	570	19375	SH		SOLE
Time Warner Cable A	COM	88732J207	2040	30892	SH		SOLE
Time Warner Inc	COM	887315109	3956	122966	SH		SOLE
Transocean Inc (new)	COM	G90076103	371	5344	SH		SOLE
USCI Inc	COM	90330N101	0	20000	SH		SOLE
United Parcel Service	COM	911312106	2264	31196	SH		SOLE
United Technologies	COM	913017109	644	8186	SH		SOLE
Verizon Comm.	COM	92343V104	295	8237	SH		SOLE
Viacom Inc Cl B	COM	92553P201	234	5920	SH		SOLE
Wesco Financial	COM	950817106	838	2275	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		035710508	1638	64250	SH		SOLE
General Elec Cap Corp		369622485	816	32200	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			1488	59525	SH		SOLE